Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

9. Goodwill and Intangible Assets

The table below summarizes the changes in the carrying amount of goodwill as follows:

Total
Balance at March 27, 2020	$1,285
Goodwill arising from Acquisition	18,803
Currency translation	161

Balance at December 25, 2020	$20,249

Intangible assets, net is as follows:

	December 25, 2020
Description	Gross	Accumulated Amortization	Net Carrying Amount	Weighted- Average Lives
Patents	$31,852	$11,661	$20,191	10 years
Customer relationships	6,193	5,823	370	9 years
Process technology	17,150	2,028	15,122	12 years
Trademarks	810	73	737	5 years
Other	32	32	—

Total	$56,037	$19,617	$36,420

	March 27, 2020
Description	Gross	Accumulated Amortization	Net Carrying Amount	Weighted- Average Lives
Patents	$29,115	$9,834	$19,281	10 years
Customer relationships	5,462	5,335	127	9 years
Process technology	1,650	1,650	—
Trademarks	608	58	550
Other	32	32	—

Total	$36,867	$16,909	$19,958

As summarized in Note 3, “Acquisition,” the Company completed its acquisition of Voxtel, Inc. during the nine-month period ended December 25, 2020. The Company paid an amount of $35,081 to acquire Voxtel, which represents its fair value on that date. Any excess of the Acquisition consideration over the fair value of the assets acquired and liabilities assumed was allocated to goodwill, which amounted to $18,803. As a result of the Acquisition, the Company recorded finite-life intangible assets of $13,600, the types and lives of which are detailed in the above-referenced financial note. In addition, as a result of the Acquisition, the Company recorded indefinite-life intangible assets of $2,400.

Intangible assets amortization expense was $926 and $2,310 for the three- and nine-month periods ended December 25, 2020, respectively, and $422 and $1,267 for the three- and nine-month periods ended December 27, 2019, respectively. The majority of the Company’s intangible assets are related to patents as noted above. The Company capitalizes external legal costs incurred in the defense of its patents when it believes that a significant, discernible increase in value will result from the defense and a successful outcome of the legal action is probable. When the Company capitalizes patent defense costs, it amortizes these costs over the remaining estimated useful life of the patent, which is generally 10 years. There were no such costs capitalized during either of the first nine months of fiscal years 2021 or 2020.

As of December 25, 2020, annual amortization expense of intangible assets for the next five fiscal years is expected to be as follows:

Remainder of 2021	$850
2022	3,293
2023	3,139
2024	3,003
2025	2,709
Thereafter	23,426

Total	$36,420

8. Goodwill and Intangible Assets

The table below summarizes the changes in the carrying amount of goodwill as follows:

	Fiscal Year Ended
	March 29, 2019	March 27, 2020
Beginning balance	$1,467	$1,336
Foreign currency translation	(131)	(51)

Ending balance	$1,336	$1,285

Intangible assets, net is as follows:

	March 29, 2019
Description	Gross	Accumulated Amortization	Net Carrying Amount	Weighted- Average Lives
Patents	$24,986	$8,035	$16,951	10 years
Customer relationships	5,205	4,946	259	9 years
Process technology	1,650	1,650	—
Trademarks	563	58	505
Other	32	32	—

Total	$32,436	$14,721	$17,715

	March 27, 2020
Description	Gross	Accumulated Amortization	Net Carrying Amount	Weighted- Average Lives
Patents	$29,115	$9,834	$19,281	10 years
Customer relationships	5,462	5,335	127	9 years
Process technology	1,650	1,650	—
Trademarks	608	58	550
Other	32	32	—

Total	$36,867	$16,909	$19,958

Intangible assets amortization expense was $1,417 and $1,805 for the fiscal years ended March 29, 2019 and March 27, 2020, respectively. The majority of the Company’s intangible assets are related to patents as noted above. The Company capitalizes external legal costs incurred in the defense of its patents when it believes that a significant, discernible increase in value will result from the defense and a successful outcome of the legal action is probable. When the Company capitalizes patent defense costs it amortizes these costs over the remaining estimated useful life of the patent, which is generally ten years. There were no such costs capitalized during either of the fiscal years ending on March 29, 2019 or March 27, 2020.

As of March 27, 2020, annual amortization expense of intangible assets for the next five fiscal years is expected to be as follows:

Fiscal Year	Amortization Expense
2021	$2,391
2022	2,145
2023	1,881
2024	1,695
2025	1,410
Thereafter	10,436

Total	$19,958